Supplementary Financial Information (Schedule of Interest Expense and Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Information [Abstract]
Interest	$ 177	$ 143	$ 501	$ 406	$ 552	$ 453	$ 415
Amortization of discount, premium and debt issuance costs	3	4	10	10	13	10	11
Less AFUDC – capitalized interest portion	(10)	(7)	(30)	(20)	(29)	(18)	(13)
Total interest expense and related charges	$ 170	$ 140	$ 481	$ 396	$ 536	$ 445	$ 413